Description of the business and summary of significant accounting policies - Derivative and non-derivative financial instruments and hedge accounting and Operating segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) segment	Dec. 31, 2019 segment	Dec. 31, 2018 segment
Description of the business and summary of significant accounting policies
Number of operating segments	1
Number of geographic segments	2	2	2
Ineffective portion with respect to derivative financial instruments | $	$ 448.6